RELATED-PARTY TRANSACTIONS - Operations with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Sales to related parties	R$ 1,620,459	R$ 1,480,619	R$ 997,298
Purchases from related parties	210,931	311,691	304,239
Sales to related parties, net of purchases	1,409,528	1,168,928	693,058
Rental income from related party	877	829	R$ 670
Controlling shareholders
RELATED PARTY TRANSACTIONS
Sale of property to related party	R$ 16,878	R$ 23,975